Debt	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Debt

7. Debt

On June 28, 2021, the Company entered into the following debt facilities:

(i) $305,000 senior secured revolving credit facility (the “Revolving Credit Facility”);

(ii) $1,018,000 aggregate principal amount senior secured USD first lien term loan facility (the “Term Loan Facility (USD)”)(comprising the original $628,000 and incremental $390,000 facility entered into on September 28, 2021 as described below);

(iii) €710,000 aggregate principal amount senior secured EUR first lien term loan facility (the “Term Loan Facility (EUR)”) (comprising the original €435,000 and an incremental €275,000 facility entered into on September 28, 2021 as described below); and

(iv) $400,000 aggregate principal amount of USD secured notes and €435,000 aggregate principal amount of EUR secured notes (“Secured Notes”).

The $390,000 senior secured incremental USD term loan facility (“USD Incremental Term Loan”) and the €275,000 senior secured incremental EUR term loan facility (“EUR Incremental Term Loan”) were entered into on September 28, 2021 in connection with the SafetyPay and viaFintech acquisitions, respectively. As of December 31, 2021, the USD Incremental Term Loan and EUR Incremental

Term Loan were fully drawn. As the SafetyPay acquisition had not been completed as of December 31, 2021, the cash drawn was held in escrow and is presented within "Customer accounts and other restricted cash" in the unaudited condensed consolidated statements of financial position.

The Company has made drawdowns and repayments on the Revolving Credit Facility throughout the year. As of June 30, 2022 and December 31, 2021, $36,061 and $28,423, respectively was drawn down on the Revolving Credit Facility.

Line of Credit

The Company has a Line of Credit which is restricted for use in funding settlements in the US Acquiring business and is secured against known transactions. During the second quarter, the line of credit was increased from $50,000 to $75,000 and the maturity date extended to June 2025. As of June 30, 2022 and December 31, 2021, the Company had an outstanding balance of $73,000 and $50,000, respectively.

The key terms of these facilities were as follows:

Facility	Currency	Interest Rate (1)	Facility Maturity Date	Principal Outstanding at June 30, 2022 (Local Currency)	Principal Outstanding at June 30, 2022 (USD)
Term Loan Facility (USD)	USD	USD LIBOR + 2.75% (0.5% floor)	Jun-28	1,008,787	$1,008,787
Term Loan Facility (EUR)	EUR	EURIBOR + 3.00% (0% floor)	Jun-28	701,000	734,801
Secured Loan Notes (EUR)	EUR	3.00%	Jun-29	435,000	455,975
Secured Loan Notes (USD)	USD	4.00%	Jun-29	387,500	387,500
Revolving Credit Facility	USD	BASE + 2.25% (0% floor)	Dec-27	13,000	13,000
Revolving Credit Facility	EUR	BASE + 2.25% (0% floor)	Dec-27	22,000	23,061
Line of Credit	USD	Term SOFR (2) + 2.70%	Jun-25	73,000	73,000
Total Principal Outstanding					$2,696,124

(1)
For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively. For facilities which utilize a BASE rate, the rate is dependent on the currency in which the facility is drawn.
(2)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

During the six months ended June 30, 2022, the Company made principal payments of $14,529 under its Term Loan Facility, inclusive of voluntary prepayments of $9,434. In addition, the Company repurchased $12,500 of Secured Notes, resulting in a gain on repurchase of $2,992 recognized within "Other income, net" within the unaudited condensed consolidated statement of comprehensive income for the three and six months ended June 30, 2022.

During the six months ended June 30, 2021, the Company made principal payments of $3,850. Additionally, the Company made $1,155,743 of debt repayments in connection with the Transaction (See Note 2) and completed a refinancing under which the Company fully repaid the outstanding balances under its former debt facilities, which was accounted for as a debt extinguishment. The Company recorded a loss on extinguishment of debt, including the expense of capitalized debt fees, of $40,538, which is included in “Interest expense, net” on the unaudited condensed consolidated statements of comprehensive loss.

	June 30, 2022	December 31, 2021
Principal Outstanding	$2,696,124	$2,794,108
Deferred Debt Issuance Costs	(38,261)	(38,302)
Amortization of interest expense	9,515	2,562
Total	$2,667,378	$2,758,368
Short-term debt	10,190	10,190
Non-current debt	$2,657,188	$2,748,178

Interest expense for the three months ended June 30, 2022 and 2021 was $28,426 and $62,650 respectively. Interest expense for the six months ended June 30, 2022 and 2021 was $54,382 and $125,019 respectively.

Amortization of deferred debt issuance costs, excluding accelerated debt fees, for the six months ended June 30, 2022 and 2021 were $9,505 and $6,769, respectively. The Company also paid debt issuance costs of $6,261 during the six months ended June 30, 2022, predominantly related to the USD Incremental Term Loan drawn down in connection with the SafetyPay acquisition.

Maturity requirements on debt as of June 30, 2022 by year are as follows:

Remainder 2022	$5,095
2023	10,190
2024	10,190
2025	83,190
2026	10,190
2027	46,251
2028 and thereafter	2,531,018
Total	$2,696,124

Compliance with Covenants

The Company’s facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and Revolving Credit Facility utilization, as defined in the agreement. The financial covenants under the new facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months (LTM) EBITDA, as defined in the Senior Credit Facility, of the Company and the restricted subsidiaries for the relevant period. The Company was in compliance with its financial covenants at June 30, 2022.

Letters of Credit

As June 30, 2022 and December 31, 2021, the Company had issued approximately $125,356 and $171,392, letters of credit, respectively, for use in the ordinary course of business.